Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	trpsfi_SupplementTextBlock
T. Rowe Price Spectrum Income Fund

Supplement to Prospectus Dated May 1, 2018

Effective October 1, 2018, the T. Rowe Price Dynamic Global Bond Fund and the T. Rowe Price International Bond Fund (USD Hedged) will be added to the list of underlying funds in which the T. Rowe Price Spectrum Income Fund can invest. The two new underlying funds are designed to further diversify the strategies available to the fund and provide the ability to better respond to a variety of market conditions.

As a result, effective October 1, 2018, the table titled “Asset Allocation Ranges for Underlying Funds” on page 2 is replaced with the following:

Asset Allocation Ranges for Underlying Funds
Spectrum Income Fund	Investment Range
Corporate Income	0%-10% 0%-10% 0%-20% 0%-10% 5%-25% 0%-15% 5%-20% 5%-25% 0%-10% 0%-15% 0%-20% 0%-10% 10%-30% 0%-15% 0%-10% 0%-15% 0%-25% 0%-10%
Dynamic Global Bond
Emerging Markets Bond
Emerging Markets Local Currency Bond
Equity Income
Floating Rate
GNMA
High Yield
Inflation Protected Bond
International Bond
International Bond (USD Hedged)
Limited Duration Inflation Focused Bond
New Income
Short-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term
U.S. Treasury Money
Ultra Short-Term Bond

Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpsfi_SupplementTextBlock
T. Rowe Price Spectrum Income Fund

Supplement to Prospectus Dated May 1, 2018

Effective October 1, 2018, the T. Rowe Price Dynamic Global Bond Fund and the T. Rowe Price International Bond Fund (USD Hedged) will be added to the list of underlying funds in which the T. Rowe Price Spectrum Income Fund can invest. The two new underlying funds are designed to further diversify the strategies available to the fund and provide the ability to better respond to a variety of market conditions.

As a result, effective October 1, 2018, the table titled “Asset Allocation Ranges for Underlying Funds” on page 2 is replaced with the following:

Asset Allocation Ranges for Underlying Funds
Spectrum Income Fund	Investment Range
Corporate Income	0%-10% 0%-10% 0%-20% 0%-10% 5%-25% 0%-15% 5%-20% 5%-25% 0%-10% 0%-15% 0%-20% 0%-10% 10%-30% 0%-15% 0%-10% 0%-15% 0%-25% 0%-10%
Dynamic Global Bond
Emerging Markets Bond
Emerging Markets Local Currency Bond
Equity Income
Floating Rate
GNMA
High Yield
Inflation Protected Bond
International Bond
International Bond (USD Hedged)
Limited Duration Inflation Focused Bond
New Income
Short-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term
U.S. Treasury Money
Ultra Short-Term Bond